SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2011 Y
Buildings, improvements and carrying costs
Properties
Estimated useful lives (in years)	45
Equipment and fixtures
Properties
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	10